Stock-Based Compensation	12 Months Ended
Mar. 31, 2014
Stock-Based Compensation

19. Stock-Based Compensation

The Company has a number of stock-based compensation plans as incentive plans for directors, executive officers, corporate auditors and selected employees.

Stock-option program

Since fiscal 2004, the Company has granted stock acquisition rights with a vesting period between 1.75 and 1.92 years and an exercise period between 9.83 and 9.92 years. The acquisition rights were to purchase the Company’s common stock at a specified exercise price and were distributed to directors, executive officers, corporate auditors and certain employees of the Company, subsidiaries and capital tie-up companies such as affiliated companies. The Company did not grant stock options in fiscal 2012, 2013 or 2014.

A summary of the Company’s stock acquisition rights is as follows:

Years ended March 31,	Exercise period	Number of shares granted*	Exercise price *
			Yen
2004	From June 26, 2005 to June 25, 2013	5,160,000	¥700
2005	From June 24, 2006 to June 23, 2014	5,289,000	1,172
2006	From June 22, 2007 to June 21, 2015	4,774,000	1,891
2007	From June 21, 2008 to June 20, 2016	1,942,000	2,962
2008	From July 5, 2009 to June 22, 2017	1,449,800	3,101
2009	From July 18, 2010 to June 24, 2018	1,479,000	1,689

*	The number of shares and exercise price of the granted options were adjusted for the 10-for-1 stock split implemented on April 1, 2013.

For the stock-option programs, the exercise prices, which are determined by a formula linked to the price of the Company’s common stock on the Tokyo Stock Exchange, are equal or greater than the fair market value of the Company’s common stock at the grant dates.

The following table summarizes information about the activity of these stock options for the year ended 2014:

	Number of shares*2	Weighted average exercise price*1*2	Weighted average remaining contractual life	Aggregate intrinsic value
		Yen	Years	Millions of yen

Outstanding at beginning of the year	9,051,000	¥2,011
Exercised	(804,300)	1,077
Forfeited or expired	(430,200)	1,846

Outstanding at end of year	7,816,500	2,117	1.97	¥327

Exercisable at end of year	7,816,500	¥2,117	1.97	¥327

*1	The exercise prices of the granted options were adjusted in July 2009 for the issuance of new 18 million shares.
*2	The number of shares and exercise price of the granted options were adjusted for the 10-for-1 stock split implemented on April 1, 2013.

The Company received ¥55 million, ¥345 million and ¥863 million in cash from the exercise of stock options during fiscal 2012, 2013 and 2014, respectively.

The total intrinsic value of options exercised during fiscal 2012, 2013 and 2014 was ¥5 million, ¥136 million and ¥403 million, respectively.

In fiscal 2012, 2013 and 2014, the Company did not recognize any incremental stock-based compensation costs of its stock-option program. As of March 31, 2014, the Company had no unrecognized compensation costs.

Stock compensation program

The Company maintains a stock compensation program, under which points are granted annually to directors, executive officers and group executives of the Company based upon the prescribed standards of the Company. Upon retirement, eligible directors, executive officers and group executives receive a certain number of the Company’s common shares calculated by translating each point earned by that retiree to one common share adjusted for applicable withholding tax effect. The Company’s common shares are provided either from the Company’s treasury stock or by issuing new shares as necessary. In fiscal 2014, the Company granted 399,000 points, and 93,250 points were settled for individuals who retired during fiscal 2014. Total points outstanding under the stock compensation program as of March 31, 2014 were 2,043,542 points. The points were adjusted for the 10-for-1 stock split implemented on April 1, 2013.

During fiscal 2012, 2013 and 2014, the Company recognized incremental stock-based compensation costs of its stock compensation program in the amount of ¥288 million, ¥410 million and ¥609 million, respectively.